Commitments And Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments And Contingencies [Abstract]
Schedule Of Lease Information

At December 31,
2019
Operating Leases:
ROU assets:
Operating lease ROU and other assets	$92

Lease liabilities:
Operating lease and other current liabilities	$26
Employee benefit, operating lease and other obligations	66
Total operating lease liabilities	$92

Weighted-average remaining lease term (in years)	4
Weighted-average discount rate	3.3%

Schedule Of Lease Costs

Year Ended
December 31, 2019
Operating lease cost:
Operating lease costs (including amounts allocated to property, plant and equipment)	$40
Short-term lease costs	34
Total operating lease costs	$74

Operating lease payments:
Cash paid for amounts included in the measurement of lease liabilities	$32

Schedule Of Operating Lease Maturity

Year	Amount
2020 (remaining nine months)	$23
2021	28
2022	24
2023	18
2024	12
Thereafter	28
Total undiscounted lease payments	133
Less imputed interest	(12)
Total future minimum lease payments	$121

Year	Amount
2020	$28
2021	25
2022	19
2023	13
2024	8
Thereafter	3
Total undiscounted lease payments	96
Less imputed interest	(4)
Total operating lease obligations	$92

Schedule Of Future Miinimum Lease Payments Under Operating Leases

Year	Amount
2019	$29
2020	22
2021	20
2022	15
2023	8
Thereafter	5
Total future minimum lease payments	$99